Capital management (Tables)	12 Months Ended
Dec. 31, 2023
Capital management
Schedule of total equity and debt

Total equity, debt and total assets
in € THOUS
	2023	2022

Total equity including noncontrolling interests	14,826,535	15,449,179
Debt and lease liabilities (including amounts directly associated with assets held for sale)	12,186,790	13,192,326
Total assets	33,929,808	35,754,114
Debt and lease liabilities in % of total assets	35.9	36.9
Total equity in % of total assets (equity ratio)	43.7	43.2

Schedule of Company's rating

Rating (1)
	Standard & Poor’s	Moody’s	Fitch

Corporate credit rating	BBB-	Baa3	BBB-
Outlook	negative	negative	negative
(1)	A rating is not a recommendation to buy, sell or hold securities of the Company, and may be subject to suspension, change or withdrawal at any time by the assigning rating agency.